Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	John Hancock Variable Insurance Trust
Prospectus Date	rr_ProspectusDate	Mar. 27, 2025
Document Created Date	dei_DocumentCreationDate	Mar. 27, 2025